SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012 acre	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2013
Down payment required, percentage	20.00%
Estimated useful lives of property plant and equipment	Land improvements 10-30 years Buildings and improvements 3-40 years Equipment and furnishings 3-20 years
Allowance for doubtful accounts	$ 40	$ 1,222
Mortgages receivable	0	2,920
Advertising costs	22,821	25,739	43,441
Land under agreement of sale to the Conservation Fund (acres)	376
Deposits in excess of FDIC limit				3,675,776
Deposits, FDIC insured limit				$ 250,000
Improvements | Minimum
Useful lives	10 years
Improvements | Maximum
Useful lives	30 years
Building and Building Improvements | Minimum
Useful lives	3 years
Building and Building Improvements | Maximum
Useful lives	40 years
Equipment and furnishings | Minimum
Useful lives	3 years
Equipment and furnishings | Maximum
Useful lives	20 years